Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 30	$ 22
Joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	3	4
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	204	683
Legal proceedings contingent liability | Joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 4	$ 5